Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Computation of basic and diluted net income/(loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the years indicated (amounts in thousands, except for number of shares and per share data):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net loss per Class A and Class B ordinary share — basic:
Numerator:
Net loss attributable to Phoenix New Media Limited	(205,701)	(109,652)	(102,496)
Denominator:
Denominator used in computing net loss per share — basic	582,324,325	582,324,325	582,241,827
Net loss per Class A and Class B ordinary share — basic	(0.35)	(0.19)	(0.18)
Net loss per Class A and Class B ordinary share — diluted:
Numerator:
Net loss attributable to Phoenix New Media Limited	(205,701)	(109,652)	(102,496)
Denominator:
Denominator used in computing net loss per share — basic	582,324,325	582,324,325	582,241,827
Share-based awards	—	—	—
Denominator used in computing net loss per share — diluted	582,324,325	582,324,325	582,241,827
Net loss per Class A and Class B ordinary share — diluted	(0.35)	(0.19)	(0.18)
Net loss per ADS (1 ADS represents 48 Class A ordinary shares):
Denominator used in computing net loss per ADS — basic	12,131,757	12,131,757	12,130,038
Denominator used in computing net loss per ADS — diluted	12,131,757	12,131,757	12,130,038
Net loss per ADS — basic	(16.96)	(9.04)	(8.45)
Net loss per ADS — diluted	(16.96)	(9.04)	(8.45)